Note 13 - Deposits and other current assets (Detail) - Deposits and Other Current Assets (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deposits and other current assets	$ 6,281,699	$ 6,523,350
Allowance for doubtful receivables	(216,329)	(820,624)
	6,065,370	5,702,726
Movement in allowance for doubtful receivables:
(Additional) / Write back of provision	(186,558)	(605,978)	(118,594)
Balance at Beginning of Year [Member]
Allowance for doubtful receivables	(820,624)	(92,406)
Balance at End of Year [Member]
Allowance for doubtful receivables	(216,329)	(820,624)
Minimum guarantees [Member]
Deposits and other current assets	3,748,985	1,552,425
Rental and other deposits [Member]
Deposits and other current assets	795,573	1,523,358
Staff advances [Member]
Deposits and other current assets	637,597	386,310
Prepayments to VAS advertising, content and other suppliers [Member]
Deposits and other current assets	134,479	2,284,462
Interest income receivable from non-related parties [Member]
Deposits and other current assets	164,945	7,629
Unbilled receivables [Member]
Deposits and other current assets	628,914	499,084
Others [Member]
Deposits and other current assets	171,206	270,082
Allowance for doubtful other current receivables [Member]
Movement in allowance for doubtful receivables:
(Additional) / Write back of provision	$ 604,295	$ (728,218)